Amplify CWP Enhanced Dividend Income ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Communication Services - 1.0%
Verizon Communications, Inc.	1,629,755	$ 69,003,827

Consumer Discretionary - 10.5%
Home Depot, Inc.	646,665	228,065,812
McDonald's Corp.	767,078	207,348,854
TJX Cos., Inc.	2,105,597	318,997,946
		754,412,612

Consumer Staples - 7.6%
Archer-Daniels-Midland Co.	1,680,324	128,376,754
Coca-Cola Co.	2,310,971	187,812,613
Walmart, Inc.	2,013,744	228,076,645
		544,266,012

Energy - 6.6%
Chevron Corp.	1,719,953	285,099,409
Marathon Petroleum Corp.	739,221	188,996,633
		474,096,042

Financials - 21.5%
American Express Co.	961,289	325,156,004
CME Group, Inc.	1,297,895	286,614,153
Goldman Sachs Group, Inc.	343,001	346,900,921
JPMorgan Chase & Co. (a) (b)	1,069,036	349,927,554
Visa, Inc. - Class A	705,873	242,177,968
		1,550,776,600

Health Care - 7.5%
Amgen, Inc.	832,527	301,474,677
Merck & Co., Inc.	1,878,709	241,414,107
		542,888,784

Industrials - 15.3%
Caterpillar, Inc. (a) (b)	471,680	502,292,032
FedEx Corp.	555,040	173,799,675
Fedex Freight Holding Co., Inc. (b)	277,520	41,905,520
Norfolk Southern Corp.	477,900	150,342,561
RTX Corp.	1,230,401	233,443,982
		1,101,783,770

Information Technology - 15.7%
Apple, Inc.	1,268,701	367,111,321
International Business Machines Corp.	904,136	254,252,085
Microsoft Corp.	950,601	354,593,185
NVIDIA Corp.	777,446	155,559,170
		1,131,515,761

Materials - 4.2%
Agnico Eagle Mines Ltd.	1,043,261	161,841,079
Freeport-McMoRan, Inc.	2,201,164	138,431,204
		300,272,283

Utilities - 2.0%
Duke Energy Corp.	1,135,969		143,790,956
TOTAL COMMON STOCKS (Cost $5,606,461,955)			6,612,806,647

AFFILIATED EXCHANGE TRADED FUNDS - 4.3%	Shares		Value
Amplify Samsung SOFR ETF (c)	3,099,280		310,330,906
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $310,787,366)			310,330,906

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.8%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (d)	275,115,975		275,115,975
TOTAL MONEY MARKET FUNDS (Cost $275,115,975)			275,115,975

TOTAL INVESTMENTS - 100.0% (Cost $6,192,365,296)			7,198,253,528
Liabilities in Excess of Other Assets - (0.0)% (e)		(0.00003)	(224,597)
TOTAL NET ASSETS - 100.0%			$ 7,198,028,931

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(e)	Represents less than 0.05% of net assets.

Amplify CWP Enhanced Dividend Income ETF
Schedule of Written Options
June 30, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
Caterpillar, Inc., Expiration: 07/17/2026; Exercise Price: $1,000.00	$ (10,649,000)	(100)	$ (815,000)
JPMorgan Chase & Co., Expiration: 07/17/2026; Exercise Price: $360.00	(137,478,600)	(4,200)	(178,500)
TOTAL WRITTEN OPTIONS (Premiums received $1,364,756)			$ (993,500)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	100 shares per contract.
(c)	Exchange-traded.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify CWP Enhanced Dividend Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 6,612,806,647	$ –	$ –	$ 6,612,806,647
Affiliated Exchange Traded Funds	310,330,906	–	–	310,330,906
Money Market Funds	275,115,975	–	–	275,115,975
Total Investments	$ 7,198,253,528	$ –	$ –	$ 7,198,253,528

Liabilities:
Investments:
Written Options	$ –	$ (993,500)	$ –	$ (993,500)
Total Investments	$ –	$ (993,500)	$ –	$ (993,500)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Amplify CWP Enhanced Dividend Income ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2026	Shares as of June 30, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Amplify Samsung SOFR ETF	$ 190,529,857	$ 174,809,801	$ (54,617,314)	$ (198,280)	$ (193,158)	$ 310,330,906	3,099,280	$ 7,698,284	$ –
	$ 190,529,857	$ 174,809,801	$ (54,617,314)	$ (198,280)	$ (193,158)	$ 310,330,906	3,099,280	$ 7,698,284	$ –